Other intangible assets - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Intangible assets, for which impairments have been charged	£ 533	£ 83
Intangible assets, for which impairments have been charged or reversed	0	776
Internally generated
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 270	£ 479